Notes and Capital Lease Payable (Details 1) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
2014	$ 20,000	$ 13,000
2015	25,000	13,000
2016	24,000	12,000
2017	6,000	5,000
2018	5,000	4,000
Net minimum lease payments	80,000	47,000
Less: Amount representing interest	(15,000)	(10,000)
Less: Taxes	(1,000)
Present value of net minimum lease payments	64,000	37,000
Less: current portion	(17,000)	(8,000)
Long-term capital lease obligations	$ 47,000	$ 29,000